Business Segments (Segment Financial Information) (Details) - USD ($) $ in Millions	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 292.7			$ 225.4			$ 772.4	$ 656.6	$ 867.6	$ 852.0	$ 860.1
Net purchased power	113.6			84.1			290.9	242.8	315.4	346.0	469.0
Operation and maintenance	70.4			66.3			199.1	187.8	258.3	229.8	185.1
Depreciation and amortization	29.4			25.2			87.2	68.0	93.4	80.7	78.7
Taxes other than income taxes	36.3			28.1			100.2	84.2	113.4	100.6	85.1
Interest expense	14.6			11.8			43.0	34.7	48.2	25.8	28.8
Other segment items	0.6			(0.7)			2.3	(2.1)	(1.2)	(5.8)	(2.4)
Income before income tax	27.8			10.6			49.7	41.2	40.1	74.9	15.8
Income tax expense / (benefit)	10.9			(1.9)			16.6	4.2	3.2	13.5	(3.1)
Net income / (loss)	16.9	$ 5.5	$ 10.7	12.5	$ 15.1	$ 9.4	33.1	37.0	36.9	61.4	18.9
Capital expenditures										384.3	283.7
Total assets	3,531.9						3,531.9		3,355.2	$ 2,871.0	$ 2,405.9
Operating Segments [Member]
Segment Reporting Information [Line Items]
Capital expenditures									$ 547.9
Operating Segments [Member] | Utility [Member]
Segment Reporting Information [Line Items]
Capital expenditures	$ 98.6			$ 161.5			$ 256.1	$ 449.6